UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.3%
Financials - 18.7%
Banks - 10.1%
Banco Macro SA (ADR) (a)	540	$24,624
Bangkok Bank PCL (NVDR)	24,200	127,273
Bank of China Ltd.-Class H	512,000	332,937
Bank of Communications Co., Ltd.-Class H	200,000	208,176
China CITIC Bank Corp., Ltd.-Class H (a)	78,000	62,104
China Construction Bank Corp.-Class H	417,000	380,906
Chongqing Rural Commercial Bank Co., Ltd.-Class H	614,000	494,284
DGB Financial Group, Inc.	8,449	88,483
Industrial & Commercial Bank of China Ltd.-Class H	662,000	524,461
Itausa - Investimentos Itau SA (Preference Shares)	68,190	195,418
Komercni Banka AS	2,340	518,727
OTP Bank PLC	8,150	161,077
Shinhan Financial Group Co., Ltd.	2,950	109,805

		3,228,275

Capital Markets - 0.1%
CETIP SA - Mercados Organizados	2,100	23,019

Diversified Financial Services - 0.8%
Fubon Financial Holding Co., Ltd.	73,000	145,079
Remgro Ltd.	4,810	101,093

		246,172

Insurance - 0.6%
AIA Group Ltd.	16,200	105,509
New China Life Insurance Co., Ltd.-Class H	15,800	94,468

		199,977

Real Estate Investment Trusts (REITs) - 3.1%
Emira Property Fund	461,820	644,559
Mapletree Industrial Trust	206,900	239,674
SA Corporate Real Estate Fund Nominees Pty Ltd.	288,894	108,757

		992,990

Real Estate Management & Development - 3.9%
Country Garden Holdings Co., Ltd.	206,000	90,173
Huaku Development Co., Ltd.	264,000	573,073
Kaisa Group Holdings Ltd. (a)(b)(c)	223,000	44,879
KWG Property Holding Ltd.	556,000	467,098
Wharf Holdings Ltd. (The)	12,000	79,746

		1,254,969

Thrifts & Mortgage Finance - 0.1%
LIC Housing Finance Ltd.	4,400	31,127

		5,976,529

Consumer Discretionary - 11.5%
Auto Components - 1.3%
Hankook Tire Co., Ltd.	1,410	53,028

Company	Shares	U.S. $ Value
Nokian Renkaat OYJ	11,950	$374,399

		427,427

Automobiles - 1.1%
Hyundai Motor Co.	370	45,043
Kia Motors Corp.	2,660	107,916
Suzuki Motor Corp.	5,100	172,122
Tata Motors Ltd.	2,836	19,196

		344,277

Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc.	1,180	106,294

Household Durables - 0.4%
Skyworth Digital Holdings Ltd.	140,000	124,635

Internet & Catalog Retail - 0.1%
Vipshop Holdings Ltd. (ADR) (a)	1,910	42,498

Media - 1.5%
Smiles SA	4,500	76,261
Sun TV Network Ltd.	94,460	415,562

		491,823

Specialty Retail - 0.9%
Foschini Group Ltd. (The)	10,480	136,996
Mr Price Group Ltd.	6,400	131,731

		268,727

Textiles, Apparel & Luxury Goods - 5.9%
Eclat Textile Co., Ltd.	7,000	114,858
Feng TAY Enterprise Co., Ltd.	14,680	85,202
NIKE, Inc.-Class B	2,400	259,248
Pacific Textiles Holdings Ltd.	611,000	977,405
Pou Chen Corp.	36,000	51,354
Shenzhou International Group Holdings Ltd.	33,000	160,071
Yue Yuen Industrial Holdings Ltd.	70,000	233,241

		1,881,379

		3,687,060

Information Technology - 11.4%
Electronic Equipment, Instruments & Components - 1.6%
Hon Hai Precision Industry Co., Ltd.	33,000	103,699
Largan Precision Co., Ltd.	2,000	228,301
Zhen Ding Technology Holding Ltd.	48,000	168,165

		500,165

Internet Software & Services - 0.6%
NetEase, Inc. (ADR)	1,280	185,427

IT Services - 0.2%
HCL Technologies Ltd.	5,680	82,069

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Semiconductor Engineering, Inc.	48,000	65,036
Hua Hong Semiconductor Ltd. (a)(d)	116,000	153,538
Kinsus Interconnect Technology Corp.	19,000	52,063
Radiant Opto-Electronics Corp.	134,000	496,912

Company	Shares	U.S. $ Value
Transcend Information, Inc.	165,000	$607,157
Vanguard International Semiconductor Corp.	18,000	28,725

		1,403,431

Software - 0.3%
NCSoft Corp.	590	104,841

Technology Hardware, Storage & Peripherals - 4.3%
Asustek Computer, Inc.	43,000	418,776
Catcher Technology Co., Ltd.	4,000	50,008
Inventec Corp.	612,000	423,444
Lite-On Technology Corp.	78,240	91,794
Samsung Electronics Co., Ltd.	140	158,842
Samsung Electronics Co., Ltd. (Preference Shares)	140	124,421
Wistron Corp.	146,962	111,406

		1,378,691

		3,654,624

Energy - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Ecopetrol SA	173,810	115,419
Eni SpA	20,320	360,916
Gran Tierra Energy, Inc. (a)	16,803	50,315
LUKOIL OAO (Sponsored ADR)	17,970	807,033
MOL Hungarian Oil & Gas PLC	2,160	110,519
PetroChina Co., Ltd.-Class H	144,000	160,002

		1,604,204

Industrials - 4.1%
Airlines - 0.4%
Air Arabia PJSC	86,050	37,739
Turk Hava Yollari AO (a)	31,370	102,972

		140,711

Commercial Services & Supplies - 0.2%
Cleanaway Co., Ltd.	9,000	53,265

Construction & Engineering - 0.6%
Metallurgical Corp. of China Ltd.-Class H	439,000	191,240

Electrical Equipment - 0.1%
Jiangnan Group Ltd.	150,000	43,292

Industrial Conglomerates - 0.4%
Jardine Strategic Holdings Ltd.	4,000	121,008

Machinery - 0.5%
Duerr AG	1,080	100,605
FANUC Corp.	200	40,923

		141,528

Transportation Infrastructure - 1.9%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	22,980	157,318
Grupo Aeroportuario del Sureste SAB de CV-Class B	5,890	83,680
Hopewell Highway Infrastructure Ltd.	56,425	27,714
Jiangsu Expressway Co., Ltd.-Class H	142,000	186,659

Company	Shares	U.S. $ Value
Zhejiang Expressway Co., Ltd.-Class H	106,000	$147,005

		602,376

		1,293,420

Consumer Staples - 3.8%
Beverages - 0.7%
Anheuser-Busch InBev NV	1,730	208,189

Food & Staples Retailing - 0.5%
Clicks Group Ltd.	20,130	148,877

Food Products - 0.8%
AVI Ltd.	25,480	170,647
WH Group Ltd. (a)(d)	143,500	97,853

		268,500

Household Products - 0.9%
Colgate-Palmolive Co.	3,740	244,633
LG Household & Health Care Ltd.	70	48,524

		293,157

Personal Products - 0.2%
Amorepacific Corp.	150	56,094

Tobacco - 0.7%
British American Tobacco PLC	840	45,228
KT&G Corp.	2,190	186,320

		231,548

		1,206,365

Utilities - 3.4%
Electric Utilities - 2.0%
CEZ AS	17,580	408,179
Transmissora Alianca de Energia Eletrica SA	31,500	208,507

		616,686

Independent Power and Renewable Electricity Producers - 1.3%
Huaneng Power International, Inc.-Class H	300,000	416,753

Water Utilities - 0.1%
Cia de Saneamento do Parana (Preference Shares)	28,500	35,750

		1,069,189

Materials - 2.9%
Chemicals - 2.3%
Huabao International Holdings Ltd.	70,000	41,993
Hyosung Corp.	3,310	426,221
Mitsubishi Gas Chemical Co., Inc.	27,000	151,180
UPL Ltd.	13,730	115,158

		734,552

Paper & Forest Products - 0.6%
Nine Dragons Paper Holdings Ltd.	85,000	73,818

Company	Shares		U.S. $ Value
Sappi Ltd. (a)		35,190	$124,811

			198,629

			933,181

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.8%
China Telecom Corp., Ltd.-Class H		162,000	94,883
Magyar Telekom Telecommunications PLC (a)		37,140	51,881
Telekomunikasi Indonesia Persero Tbk PT		451,500	98,966

			245,730

Wireless Telecommunication Services - 1.6%
Advanced Info Service PCL		3,400	24,159
China Mobile Ltd.		19,500	249,858
SK Telecom Co., Ltd.		650	145,442
Turkcell Iletisim Hizmetleri AS		19,220	88,423

			507,882

			753,612

Health Care - 2.1%
Biotechnology - 0.4%
Medy-Tox, Inc.		240	119,754

Health Care Providers & Services - 1.1%
Life Healthcare Group Holdings Ltd.		37,350	115,117
Odontoprev SA		37,600	130,368
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H		44,900	124,939

			370,424

Pharmaceuticals - 0.6%
Lupin Ltd.		6,130	180,727

			670,905

Total Common Stocks (cost $19,626,671)			20,849,089

	Principal Amount (000)
QUASI-SOVEREIGNS - 7.2%
Quasi-Sovereign Bonds - 7.2%
Azerbaijan - 0.6%
State Oil Co. of the Azerbaijan Republic Series E 4.75%, 3/13/23 (d)	U.S.$	200	190,500

Chile - 0.6%
Empresa Nacional del Petroleo 4.375%, 10/30/24 (d)		200	199,750

Hungary - 0.6%
Magyar Export-Import Bank Zrt 4.00%, 1/30/20 (d)		200	200,750

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.6%
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (d)	U.S.$	200	$174,000

Kazakhstan - 1.0%
KazMunayGas National Co. JSC
5.75%, 4/30/43 (d)		200	166,750
9.125%, 7/02/18 (d)		142	160,460

			327,210

Mexico - 1.2%
Petroleos Mexicanos
3.50%, 1/30/23		247	234,329
4.25%, 1/15/25 (d)		48	46,747
5.50%, 6/27/44		65	59,800
5.625%, 1/23/46 (d)		44	40,982

			381,858

South Africa - 0.6%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (d)		200	202,356

Turkey - 0.7%
Export Credit Bank of Turkey
5.375%, 11/04/16 (d)		224	232,774

Venezuela - 1.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (d)		200	99,590
6.00%, 5/16/24 (d)		389	138,095
8.50%, 11/02/17 (d)		98	67,169
9.00%, 11/17/21 (d)		238	96,985

			401,839

Total Quasi-Sovereigns (cost $2,402,628)			2,311,037

GOVERNMENTS - TREASURIES - 6.8%
Australia - 0.9%
Australia Government Bond Series 132
5.50%, 1/21/18 (d)	AUD	352	294,906

Brazil - 1.9%
Brazil Notas do Tesouro Nacional Series B
6.00%, 8/15/22-8/15/50	BRL	377	319,819
Series F
10.00%, 1/01/17-1/01/25		970	277,324

			597,143

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.3%
Indonesia Treasury Bond Series FR70
8.375%, 3/15/24	IDR	1,411,000	$105,875

Mexico - 0.9%
Mexican Bonos Series M
10 8.50%, 12/13/18	MXN	3,960	280,956

United States - 2.8%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	322	322,528
U.S. Treasury Notes
1.375%, 3/31/20		128	126,740
2.375%, 8/15/24		434	436,340

			885,608

Total Governments - Treasuries (cost $2,361,948)			2,164,488

GOVERNMENTS - SOVEREIGN BONDS - 6.4%
Brazil - 1.1%
Brazilian Government International Bond
4.25%, 1/07/25		200	192,451
5.00%, 1/27/45		200	173,000

			365,451

Colombia - 0.8%
Colombia Government International Bond
2.625%, 3/15/23		265	242,475

Hungary - 0.6%
Hungary Government International Bond
5.75%, 11/22/23		112	124,040
6.375%, 3/29/21		62	70,339

			194,379

Indonesia - 1.3%
Indonesia Government International Bond
3.375%, 4/15/23 (d)		444	418,470

Mexico - 0.7%
Mexico Government International Bond
4.00%, 10/02/23		124	127,410
4.75%, 3/08/44		98	93,100

			220,510

Panama - 0.6%
Panama Government International Bond
4.00%, 9/22/24		200	201,000

Peru - 0.5%
Peruvian Government International Bond
7.35%, 7/21/25		117	152,685

	Principal Amount (000)		U.S. $ Value
Poland - 0.3%
Poland Government International Bond
5.00%, 3/23/22	U.S.$	87	$96,448

Turkey - 0.2%
Turkey Government International Bond
7.375%, 2/05/25		42	50,400

Uruguay - 0.3%
Uruguay Government International Bond
4.50%, 8/14/24		92	96,600

Total Governments - Sovereign Bonds (cost $2,033,722)			2,038,418

EMERGING MARKETS - SOVEREIGNS - 6.2%
Argentina - 0.4%
Argentina Boden Bonds
7.00%, 10/03/15		142	141,318

Dominican Republic - 1.1%
Dominican Republic International Bond
5.875%, 4/18/24 (d)		225	233,437
7.45%, 4/30/44 (d)		114	124,260

			357,697

Ecuador - 0.6%
Ecuador Government International Bond
7.95%, 6/20/24 (d)		200	178,500

El Salvador - 0.3%
El Salvador Government International Bond
6.375%, 1/18/27 (d)		93	89,977

Gabon - 0.6%
Gabonese Republic
6.375%, 12/12/24 (d)		200	193,500

Ivory Coast - 0.4%
Ivory Coast Government International Bond
5.75%, 12/31/32 (d)		124	116,275

Russia - 1.1%
Russian Foreign Bond - Eurobond
5.00%, 4/29/20 (d)		100	102,630
7.50%, 3/31/30 (d)		204	238,691

			341,321

Sri Lanka - 0.9%
Sri Lanka Government International Bond
6.00%, 1/14/19 (d)		281	286,971

	Principal Amount (000)		U.S. $ Value
United Republic of Tanzania - 0.6%
Tanzania Government International Bond
6.397%, 3/09/20 (d)(e)	U.S.$	200	$202,470

Venezuela - 0.2%
Venezuela Government International Bond
7.75%, 10/13/19 (d)		207	80,213

Total Emerging Markets - Sovereigns (cost $1,956,573)			1,988,242

EMERGING MARKETS - CORPORATE BONDS - 3.1%
Industrial - 3.1%
Basic - 0.6%
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (d)		200	183,000

Consumer Cyclical - Retailers - 0.8%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (d)		248	266,290

Consumer Non-Cyclical - 1.7%
Arcelik AS
5.00%, 4/03/23 (d)		260	245,375
Marfrig Holding Europe BV
8.375%, 5/09/18 (d)		200	201,440
Tonon Bioenergia SA
9.25%, 1/24/20 (d)		275	92,045
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (f)(g)		202	2,020

			540,880

Total Emerging Markets - Corporate Bonds (cost $1,296,934)			990,170

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Brazil - 0.6%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (d)(h)		200	180,440
Petrobras Global Finance BV
6.85%, 6/05/15		23	18,868

			199,308

Colombia - 0.2%
Ecopetrol SA
5.875%, 5/28/45		27	23,861
7.375%, 9/18/43		28	29,350

			53,211

Total Governments - Sovereign Agencies (cost $274,428)			252,519

Company	Shares			U.S. $ Value
WARRANTS - 0.7%
Industrials - 0.7%
Airlines - 0.7%
Air Arabia PJSC, Deutsche Bank, London, expiring 7/31/17 (a) (cost $200,612)		534,490		$235,753

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.6%
Dominican Republic - 0.6%
Dominican Republic International Bond 16.00%, 7/10/20 (f) (cost $207,005)	DOP	7,100		197,896

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Sep 2015, Exercise Price: $ 2,110.00 (a)(i) (premiums paid $29,215)		5		42,325

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.1%
TIME DEPOSITS - 0.1%
BBH, Grand Cayman
(0.245)%, 7/01/15	EUR	2		2,487
0.005%, 7/02/15	HKD	55		7,130
0.005%, 7/01/15	JPY	294		2,398
0.05%, 7/02/15	CAD	2		1,668
0.08%, 7/01/15	GBP	1		1,620
0.10%, 7/01/15	NOK	12		1,493
0.10%, 7/01/15	SGD	1		1,061
0.997%, 7/01/15	AUD	0	**	8
5.367%, 7/01/15	ZAR	46		3,753

Total Time Deposits (cost $21,555)				21,618

Total Investments - 97.3% (cost $30,411,291) (j)				31,091,555
Other assets less liabilities - 2.7%				848,483

Net Assets - 100.0%				$31,940,038

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
MSCI Emerging Market Mini Futures	10	September 2015	$481,700	$478,955	$2,745

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	624	INR	40,555	9/16/15	$5,955
BNP Paribas SA	USD	424	MXN	6,580	9/17/15	(7,593)
Brown Brothers Harriman & Co.	CZK	15,237	USD	633	9/17/15	9,112
Citibank, NA	USD	508	PLN	1,839	9/17/15	(19,498)
Goldman Sachs Bank USA	USD	282	BRL	875	7/02/15	(589)
Goldman Sachs Bank USA	BRL	875	USD	279	7/02/15	(2,489)
Goldman Sachs Bank USA	EUR	614	USD	688	9/17/15	2,344
Goldman Sachs Bank USA	USD	1,014	KRW	1,128,906	9/17/15	(3,426)
Morgan Stanley Capital Services LLC	USD	551	BRL	1,741	7/02/15	9,151
Morgan Stanley Capital Services LLC	USD	279	BRL	867	7/02/15	(584)
Morgan Stanley Capital Services LLC	BRL	867	USD	272	7/02/15	(6,342)
Morgan Stanley Capital Services LLC	BRL	1,741	USD	561	7/02/15	1,173
Morgan Stanley Capital Services LLC	BRL	875	USD	277	8/04/15	(619)
Royal Bank of Scotland PLC	AUD	390	USD	301	9/17/15	1,054
Royal Bank of Scotland PLC	USD	164	PEN	526	9/17/15	(789)
Standard Chartered Bank	USD	1,706	CNY	10,520	7/17/15	12,795
Standard Chartered Bank	USD	103	COP	263,048	9/17/15	(3,191)
UBS, AG	EUR	534	USD	582	9/17/15	(14,217)
UBS, AG	EUR	452	USD	513	9/17/15	8,615

						$(9,138)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$210	2/27/45	3 Month LIBOR	2.476%	$(18,095)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Venezuela Government International Bond, 9.25% 9/15/27, 9/20/16*	(5.00)%	47.67%	$400	$134,755	$30,794	$103,961
Sale Contracts
Barclays Bank PLC:
CDX-EM Series 22, 5 Year Index, 12/20/19*	1.00	3.87	340	(37,282)	(28,174)	(9,108)
Citibank, NA:
Russian Federation, 7.500% 3/31/30, 6/20/20*	1.00	3.36	160	(16,238)	(20,621)	4,383

				$81,235	$(18,001)	$99,236

*	Termination date
**	Principal amount less than 500.

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $5,997,189 or 18.8% of net assets.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.63% of net assets as of June 30, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond 16.00%, 7/10/20	9/11/12	$207,005	$197,896	0.62%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	7/12/13	172,628	2,020	0.01%

(g)	Security is in default and is non-income producing.
(h)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	One contract relates to 100 shares.
(j)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,500,868 and gross unrealized depreciation of investments was $(1,820,604), resulting in net unrealized appreciation of $680,264.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CDX-EM	-	Emerging Market Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

June 30, 2015 (unaudited)

18.8%	China
12.4%	Taiwan
6.8%	Brazil
6.7%	South Africa
5.7%	South Korea
4.9%	United States
4.5%	Mexico
3.7%	Russia
3.0%	Czech Republic
2.9%	Hong Kong
2.7%	India
2.6%	Indonesia
2.3%	Turkey
22.9%	Other
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Argentina, Australia, Azerbaijan, Belgium, Canada, Chile, Colombia, Dominican Republic, Ecuador, El Salvador, Finland, Gabon, Germany, Hungary, Italy, Ivory Coast, Japan, Kazakhstan, Panama, Peru, Poland, Singapore, Sri Lanka, Thailand, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay and Venezuela.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$1,515,103		$4,416,547		$44,879		$5,976,529
Consumer Discretionary	2,037,339		1,649,721		– 0	–	3,687,060
Information Technology	421,034		3,233,590		– 0	–	3,654,624
Energy	972,767		631,437		– 0	–	1,604,204
Industrials	240,998		1,052,422		– 0	–	1,293,420
Consumer Staples	430,954		775,411		– 0	–	1,206,365
Utilities	652,436		416,753		– 0	–	1,069,189
Materials	124,811		808,370		– 0	–	933,181
Telecommunication Services	– 0	–	753,612		– 0	–	753,612
Health Care	130,368		540,537		– 0	–	670,905
Quasi-Sovereigns	– 0	–	2,311,037		– 0	–	2,311,037
Governments - Treasuries	– 0	–	2,164,488		– 0	–	2,164,488
Governments - Sovereign Bonds	– 0	–	2,038,418		– 0	–	2,038,418
Emerging Markets - Sovereigns	– 0	–	1,988,242		– 0	–	1,988,242
Emerging Markets - Corporate Bonds	– 0	–	990,170		– 0	–	990,170
Governments - Sovereign Agencies	– 0	–	252,519		– 0	–	252,519
Warrants	– 0	–	235,753		– 0	–	235,753
Emerging Markets - Treasuries	– 0	–	– 0	–	197,896		197,896
Options Purchased - Puts	– 0	–	42,325		– 0	–	42,325
Short-Term Investments:
Time Deposits	– 0	–	21,618		– 0	–	21,618

Total Investments in Securities	6,525,810		24,322,970	+	242,775		31,091,555
Other Financial Instruments*:

Assets
Credit Default Swaps	– 0	–	108,344		– 0	–	108,344
Futures	– 0	–	2,745		– 0	–	2,745
Forward Currency Exchange Contracts	– 0	–	50,199		– 0	–	50,199

Liabilities
Credit Default Swaps	– 0	–	(9,108)		– 0	–	(9,108)
Centrally Cleared Interest Rate Swaps	– 0	–	(18,095)		– 0	–	(18,095)
Forward Currency Exchange Contracts	– 0	–	(59,337)		– 0	–	(59,337)

Total^	$6,525,810		$24,397,718		$242,775		$31,166,303

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period. An amount of $1,982,979 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Financials		Emerging Markets - Treasuries		Total
Balance as of 3/31/15	$44,872		$199,697		$244,569
Accrued discounts/(premiums)	– 0	–	(794)		(794)
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	7		(1,007)		(1,000)
Purchases	– 0	–	– 0	–	– 0	–
Sales	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/15	$44,879		$197,896		$242,775

Net change in unrealized appreciation/depreciation from investments held as of 6/30/15	$7		$(1,007)		$(1,000)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 21, 2015